Stock-based compensation - Reconciliation of Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure Of Share Based Payment Arrangements [Abstract]
Outstanding - Beginning of year (in shares) | shares	7,557,574	5,986,234
Granted (in shares) | shares	2,183,108	3,476,465
Assumed through business combination (in shares) | shares	1,226,214	0
Exercised (in shares) | shares	(2,951,034)	(1,469,127)
Forfeited (in shares) | shares	(1,219,823)	(429,266)
Expired (in shares) | shares	0	(6,732)
Outstanding - End of year (in shares) | shares	6,796,039	7,557,574
Exercisable - End of year (in shares) | shares	1,523,685	1,651,692
Weighted average exercise price, options outstanding, beginning of year, after foreign exchange adjustment (in USD per share)		$ 15.38
Weighted average exercise price, options outstanding, beginning of year (in USD per share)	$ 13.96	4.40
Weighted average exercise price, options granted (in USD per share)	41.55	25.13
Weighted average exercise price, options assumed in business combination (in USD per share)	6.40	0
Weighted average exercise price, options exercised (in USD per share)	7.12	2.41
Weighted average exercise price, options forfeited (in USD per share)	22.48	10.49
Weighted average exercise price, options expired (in USD per share)	0	18.76
Weighted average exercise price, options outstanding, end of year (in USD per share)	24.48	13.96
Weighted average exercisable price, options expired (in USD per share)	$ 17.40	$ 4.00